Property and Equipment, Net (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Property and Equipment
Total property and equipment	$ 122,481	$ 64,201
Less accumulated depreciation and amortization	(24,753)	(14,843)
Property and equipment, net	97,728	49,358
Depreciation and amortization	11,153	6,469
Charging stations and digital media screens
Property and Equipment
Total property and equipment	79,104	43,114
Construction in Progress
Property and Equipment
Total property and equipment	33,434	17,566
Capitalized research and development equipment
Property and Equipment
Total property and equipment	2,689	974
Leasehold improvements
Property and Equipment
Total property and equipment	856	552
Computer and office equipment
Property and Equipment
Total property and equipment	1,459	974
Capitalized software
Property and Equipment
Total property and equipment	888	0
Capitalized software
Property and Equipment
Total property and equipment	86	0
Furniture
Property and Equipment
Total property and equipment	229	210
Other fixed assets
Property and Equipment
Total property and equipment	$ 3,736	$ 811